Consolidated Statement of Operations and Comprehensive Loss - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Revenue		$ 0
Operating Expenses:
Research and development	$ 64,022	411,741
General and administrative	947,970	1,772,169
Total operating expenses	1,011,992	2,183,910
Loss from operations	(1,011,992)	(2,183,910)
Other income (loss):
Interest and dividend income, net	54	11,173
Change in fair value of conversion feature	7,110	1,385
Realized loss on available-for-sale securities		(16,406)
Total other (loss) income	7,164	(3,848)
Net loss	$ (1,004,828)	(2,187,758)
Other Comprehensive Loss
Unrealized loss on available-for-sale securities before reclassification, net of tax		16,406
Reclassification adjustment for loss, net of tax		(16,406)
Other Comprehensive Loss		0
Comprehensive Loss		$ (2,187,758)
Basic and diluted net loss per common share (in dollar per share)	$ (0.11)	$ (0.65)
Weighted average number of shares outstanding - basic and diluted (in shares)	9,537,523	3,353,282